Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Cost Basis	$ 13,494,715	$ 5,016,715
Accumulated Amortization	(719,365)	(394,448)
Total Intangible Assets	12,775,350	4,622,267
Customer Relations [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost Basis	211,000	152,000
Accumulated Amortization	(17,479)	(11,303)
Total Intangible Assets	$ 193,521	$ 140,697
Estimated Life	7 years	7 years
License [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost Basis	$ 1,064,684	$ 678,684
Accumulated Amortization	(51,193)	(22,463)
Total Intangible Assets	$ 1,013,491	$ 656,221
Estimated Life	15 years	15 years
Trade Names / Trademarks [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost Basis	$ 4,440,962	$ 1,918,962
Accumulated Amortization	(165,967)	(95,324)
Total Intangible Assets	$ 4,274,995	$ 1,823,638
Estimated Life	10 years	10 years
IP/Trade Secrets [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost Basis	$ 3,053,060	$ 1,978,060
Accumulated Amortization	(313,686)	(195,616)
Total Intangible Assets	$ 2,739,374	$ 1,782,444
Estimated Life	5 years	5 years
Proprietary Software/Technology [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost Basis	$ 4,189,000	$ 289,009
Accumulated Amortization	(54,105)	(69,742)
Total Intangible Assets	$ 4,134,895	$ 219,267
Estimated Life	7 years	7 years
Non-Compete Agreements [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost Basis	$ 536,009
Accumulated Amortization	(116,935)
Total Intangible Assets	$ 419,074	$ 219,267
Estimated Life	2 years	2 years